Note 9 - Staff Numbers and Costs	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
9.	Staff numbers and costs

The average number of employees (including directors) during the period was:

	Year Ended June 30		Three Months Ended June 30	Year Ended March 31
	2021	2020	2019	2019
Sales and Business Development	13	11	9	9
Central Services and Management	35	27	31	32
Production	164	171	139	138
Total	212	209	179	179

Their aggregate remuneration costs comprised:

	Year Ended June 30		Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2021	2020	2019	2019
Salaries, wages and incentives	14,550	13,565	3,310	14,327
Social security costs	795	803	213	1,044
Pension contributions	850	792	185	788
Short-term compensated absences	1,200	1,296	406	1,254
Total	17,395	16,456	4,114	17,413

Directors’ emoluments for the year ended June 30, 2021 were $675,806 (year ended June 30, 2020: $536,979; three months ended June 30, 2019: $103,925; (year ended March 31, 2019: $611,450) of which the highest paid director received $92,119 (year ended June 30, 2020: $205,673; three months ended June 30, 2019: $62,136; year ended March 31, 2019: $254,084). Director emoluments include employer social security costs.

Key Management Personnel:

	Year ended June 30		Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2021	2020	2019	2019
Salaries, wages and incentives	1,949	1,009	388	2,354
Social security costs	101	79	28	176
Pension contributions	64	36	13	45
Equity incentives	244	111	27	130
Short-term compensated absences	2	-	-	-
Total	2,361	1,235	456	2,705

Key management personnel are those below the Board level that have a significant impact on the operations of the business. The number of key management personnel, including directors for the year ended June 30, 2021 was 10 (year ended June 30, 2020: 7; three months ended June 30, 2019: 10; year ended March 31, 2019: 10;).